SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

15.         SHARE-BASED PAYMENTS

Stock related award incentive plan of 1999

On September 1, 1999, the Company’s shareholders approved the 1999 Stock Related Award Incentive Plan (the “1999 Plan”). Under the 1999 Plan, the Company may issue up to 12% of the fully diluted ordinary shares of the Company to its directors and employees. The purpose of the 1999 Plan is to provide additional incentive and motivation to its directors and employees, through an equity interest in the Company, to work towards increasing the value of the Company. The 1999 Plan provides for accelerated vesting, subject to certain conditions, if there is a change in control. The 1999 Plan has no stated expiry date.

The exercise price, vesting and other conditions of individual awards are determined by the executive chairman of the board of directors. The awards are typically subject to a three-year to a four-year service vesting condition and expire 10 or 15 years after the grant date. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions including a non-compete condition for a period of 2 years after cessation of employment with the Company. The non-compete condition does not give rise to an in-substance service condition.

Stock related award incentive plan of 2010

On August 4, 2010, the Company’s board of directors and shareholders approved the 2010 Stock Related Award Incentive Plan (the “2010 Plan”). Under the 2010 Plan, the Company may issue up to 10% of the total number of ordinary shares, including ordinary shares issuable upon conversion of any preferred shares to its directors and employees. The purpose of the 2010 Plan was to recognize and acknowledge the contributions made to the Company by eligible employees and to promote the success of the Company’s business. The 2010 Plan allows the board of directors, or its designated committee, to establish the performance criteria when granting stock options on the basis of any one of, or combination of, increase in share price, earnings per share, total shareholder return, return on equity, return on assets, return on investment, net operating income, cash flow, revenue, economic value added, personal management objectives, or other measures of performance selected by the Company’s board of directors, or its designated committee. Partial achievement of the specified criteria may result in a vesting corresponding to the degree of achievement as specified in the detail rules.

The exercise price, vesting and other conditions of individual awards are determined by the executive chairman of the board of directors, except for awards to officers which are determined by the board of directors or the compensation committee. The awards are typically subject to a four-year service vesting condition and multiple performance conditions with a contractual life of ten years. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions.

Stock related award incentive plan of 2015

On June 4, 2015, the Company’s board of directors and shareholders approved the 2015 Stock Related Award Incentive Plan (the “2015 Plan”). Under the 2015 Plan, the Company may issue up to 1.5% of the total number of ordinary shares, including ordinary shares issuable upon conversion of any preferred shares to its directors and employees. The purpose of the 2015 Plan was to recognize and acknowledge the contributions made to the Company by eligible employees and to promote the success of the Company’s business. The 2015 Plan allows the board of directors, or its designated committee, to establish the performance criteria when granting stock options on the basis of any one of, or combination of, increase in share price, earnings per share, total shareholder return, return on equity, return on assets, return on investment, net operating income, cash flow, revenue, economic value added, personal management objectives, or other measures of performance selected by the Company’s board of directors, or its designated committee. Partial achievement of the specified criteria may result in a vesting corresponding to the degree of achievement as specified in the detail rules.

The exercise price, vesting and other conditions of individual awards are determined by the executive chairman of the board of directors, except for awards to officers which are determined by the board of directors or the compensation committee. The awards are typically subject to a four-year service vesting condition and multiple performance conditions with a contractual life of ten years. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions.

15.         SHARE-BASED PAYMENTS (continued)

No new share options granted during the years ended December 31, 2022, 2023 and 2024. A summary of the Company’s equity award activity held by both the Company’s employees and CIH’s employees under the 1999 Plan, 2010 Plan and 2015 Plan for each of the three years ended December 31, 2024 was stated below:

			Weighted-
		Weighted-	Average
		Average per	Remaining	Aggregate
Options Granted to Employees	Number of	share Exercise	Contractual	Intrinsic
and Directors	Shares	Price	Term (years)	Value
Outstanding, December 31, 2021	6,247,265	3.83	6.46	—
Forfeited	(99,620)	3.71
Expired	(275,620)	3.99
Exercised	(240)	6.10
Outstanding, December 31, 2022	5,871,785	3.82	5.57	—
Vested and expected to vest at December 31, 2022	5,871,785	3.82	5.57	—
Exercisable at December 31, 2022	5,637,960	3.86	5.53	—

			Weighted-
		Weighted-	Average
		Average per	Remaining	Aggregate
Options Granted to Employees	Number of	share Exercise	Contractual	Intrinsic
and Directors	Shares	Price	Term (years)	Value
Outstanding, December 31, 2022	5,871,785	3.82	5.57	—
Forfeited	(18,980)	6.46
Expired	(145,730)	5.54
Exercised	—	—
Outstanding, December 31, 2023	5,707,075	3.71	5.06	—
Vested at December 31, 2023	5,707,075	3.71	5.06	—
Exercisable at December 31, 2023	5,707,075	3.71	5.06	—

			Weighted-
		Weighted-	Average
		Average per	Remaining	Aggregate
Options Granted to Employees	Number of	share Exercise	Contractual	Intrinsic
and Directors	Shares	Price	Term (years)	Value
Outstanding, December 31, 2023	5,707,075	3.71	5.06	—
Forfeited	(135,230)	6.60
Expired	(8,380)	3.98
Exercised	—	—
Outstanding, December 31, 2024	5,563,465	3.64	4.70	—
Vested at December 31, 2024	5,563,465	3.64	4.70	—
Exercisable at December 31, 2024	5,563,465	3.64	4.70	—

The aggregate intrinsic value represents the difference between the fair value of the Company’s ordinary share and the exercise price. Since the Company’s stock price was lower than the exercise price of the options on December 31, 2023 and 2024, the intrinsic value of the options was zero for each of these periods.

15.         SHARE-BASED PAYMENTS (continued)

As of December 31, 2022, the Company had US$39 of unrecognized share-based compensation cost related to share-based awards granted to employees. The remaining share-based compensation cost was fully recognized in 2023. As of December 31, 2023 and 2024, there was no unrecognized share-based compensation cost. Total share-based compensation expense of share-based awards granted to employees and directors charged to operations were US$586, US$39, and nil for the years ended December 31, 2022, 2023 and 2024, respectively.